Dividend Payable	12 Months Ended
Dec. 31, 2013
Dividend Payable [Abstract]
DIVIDEND PAYABLE
NOTE 11: DIVIDEND PAYABLE
On November 9, 2012, the Board of Directors declared a quarterly cash dividend in respect of the third quarter of 2012 of $0.05 per share of common stock. A dividend in the aggregate amount of $2,410 was paid on January 4, 2013 out of which $2,026 was paid to the stockholders of record as of December 19, 2012 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock (see Note 16, Transactions with Related Parties).
On February 7, 2013, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2012 of $0.05 per common share payable on April 4, 2013 to stockholders of record as of March 19, 2013. A dividend in the aggregate amount of $4,172 was paid April 4, 2013 out of which $3,788 was paid to the stockholders of record as of March 19, 2013 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock (see Note 16, Transactions with Related Parties).
On April 30, 2013, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2013 of $0.05 per share of common stock. A dividend in the aggregate amount of $5,816 was paid July 3, 2013 out of which $5,432 was paid to the stockholders of record as of June 19, 2013 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock (see Note 16, Transactions with Related Parties).
On August 14, 2013, the Board of Directors declared a quarterly cash dividend in respect of the second quarter of 2013 of $0.05 per share of common stock. A dividend in the aggregate amount of $7,115 was paid on October 2, 2013 out of which $6,731 was paid to the stockholders of record as of September 18, 2013 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock (see Note 16, Transactions with Related Parties).
On November 8, 2013, the Board of Directors declared a quarterly cash dividend for the third quarter of 2013 of $0.05 per share of common stock. A dividend in the aggregate amount of $7,220 was paid on January 7, 2014 out of which $6,836 was paid to the stockholders of record as of December 19, 2013 including holders of restricted stockand $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock (see Note 16, Transactions with Related Parties).
As of December 31, 2013, Navios Acquisition paid a dividend of $199 to the holders of the 540 shares of Series B and Series D preferred stock.